EXHIBIT 99.11	OPUS DATA COMPARE REPORT

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
408035578	Self Employed	Yes	No	Borrowers are only using retirement income
408035604	DTI	25.04%	26.42%	1008 DTI 25.044% Audit monthly debt figures are based on the most recent credit report in the file dated xx/xx/xxxx
408035561	DTI	22.78%	35.85%	1008 DTI 37.23%. Audit monthly debt figures are based on the most recent credit report in the file dated xx/xx/xxxx